Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–90.13%(b)(c)
Aerospace & Defense–2.65%
Brown Group Holding LLC
Incremental Term Loan B-2 (3 mo. Term SOFR + 3.75%)	7.84%	07/01/2029		$7,069	$7,037,776

Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	06/07/2028		7,150	7,009,658

Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.04%	10/25/2026		14,571	14,332,511

CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	5.51%	10/03/2026	EUR	5,531	4,506,198

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		8,346	8,047,251

Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		4,484	4,323,901

Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	8.16%	04/30/2028		3,602	3,575,607

Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.25%)	7.89%	04/12/2029		1,319	1,296,758

Term Loan B (3 mo. Term SOFR + 4.25%)	7.90%	04/12/2029		1,286	1,264,519

IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 08/18/2014-05/10/2019; Cost $942,078)(d)(e)	10.17%	07/18/2023		948	948,225

KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	6.82%	09/22/2028		10,191	10,019,574

First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.06%	09/22/2028		1,718	1,709,567

Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	09/21/2029		3,860	3,727,170

Maxar Technologies Ltd. (Canada), Term Loan B (6 mo. Term SOFR + 4.25%)	8.44%	06/09/2029		2,315	2,233,549

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.65%	02/01/2029		8,120	7,766,780

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	7.18%	02/10/2029		5,868	5,714,151

TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	5.92%	05/30/2025		8,635	8,533,789

Term Loan F (1 mo. USD LIBOR + 2.25%)	5.92%	12/09/2025		1,332	1,314,660

Term Loan G (1 mo. USD LIBOR + 2.25%)	5.92%	08/22/2024		2,884	2,878,924

					96,240,568

Air Transport–3.27%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.99%	04/20/2028		29,616	29,486,512

Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	08/11/2028		4,077	4,037,292

American Airlines, Inc.
Term Loan (3 mo. USD LIBOR + 1.75%)	5.79%	06/27/2025		9,549	9,142,530

Term Loan B (3 mo. USD LIBOR + 2.00%)	5.80%	12/15/2023		1,681	1,675,353

Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	5.44%	02/12/2027		10,277	10,105,608

eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	5.19%	08/02/2024	EUR	2,093	2,148,262

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	8.78%	06/21/2027		8,812	9,076,513

PrimeFlight Aviation Services, Inc., Term Loan (3 mo. Term SOFR + 5.50%)(d)	9.64%	05/09/2024		2,139	2,139,457

SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	7.99%	10/20/2027		1,272	1,291,518

United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.11%	04/21/2028		37,345	36,985,111

WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	6.94%	12/11/2026		13,901	12,526,122

					118,614,278

Automotive–2.06%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	04/10/2028		17,401	17,217,700

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.38%	04/06/2028		7,031	6,769,722

BCA Marketplace (United Kingdom)
First Lien Term Loan(f)	–	07/28/2028	EUR	2,000	1,535,457

Second Lien Term Loan B (6 mo. SONIA + 7.50%)	9.19%	07/27/2029	GBP	3,072	1,585,868

Term Loan B (6 mo. SONIA + 4.75%)	5.94%	07/28/2028	GBP	759	635,543

Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	6.69%	10/30/2026		1,202	1,194,166

Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		4,901	4,704,988

Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	7.67%	04/30/2028		2,790	2,769,327

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	11/09/2027		13,853	12,883,605

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. Term SOFR + 4.00%)	8.13%	05/04/2028		$16,464	$15,870,421

PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)	9.48%	01/24/2029		8,079	6,058,812

Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.07%	05/22/2024		3,134	3,052,702

Truck Hero, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	7.57%	01/31/2028		717	609,101

					74,887,412

Beverage & Tobacco–0.82%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	–	07/31/2028		1,337	1,272,016

Delayed Draw Term Loan(g)	0.00%	07/31/2028		1,671	1,590,020

Incremental Term Loan(f)	–	07/30/2028		7,685	7,314,034

Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.54%	07/31/2028		10,123	9,635,694

Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	7.17%	03/20/2024		6,510	5,931,173

Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.65%	01/20/2030		4,430	3,933,465

					29,676,402

Brokers, Dealers & Investment Houses–0.15%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	10.25%	08/05/2029		99	86,723

Zebra Buyer LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	6.69%	11/01/2028		705	697,122

Term Loan (3 mo. Term SOFR + 4.00%)	7.30%	11/01/2028		4,658	4,620,766

					5,404,611

Building & Development–3.56%
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	6.07%	01/15/2027		4,075	4,030,167

Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	6.69%	08/27/2025		2,077	2,054,017

Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	11/03/2028		9,589	9,009,271

Core & Main L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	8.76%	06/10/2028		10,131	10,001,935

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	8.88%	04/01/2028		13,805	10,487,920

Fusilli HoldCo (Jersey), Term Loan B (3 mo. EURIBOR + 6.00%)	6.93%	10/12/2023	EUR	2,297	1,919,590

Icebox Holdco III, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	10.42%	12/21/2029		1,544	1,374,060

Term Loan B (1 mo. USD LIBOR + 3.75%)	7.17%	12/22/2028		17,458	16,225,502

LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.12%	12/17/2027		633	547,620

LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. Term SOFR + 4.75%)	8.94%	02/16/2029		18,225	14,807,862

Mayfair Mall LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.58%	04/20/2023		2,311	2,102,603

Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	5.69%	12/15/2028	EUR	1,075	1,042,041

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.15%	04/29/2029		9,510	8,794,365

Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	6.70%	02/01/2027		2,421	2,383,714

Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	06/11/2028		13,737	13,560,135

Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	6.63%	07/21/2028		4,613	4,361,790

SRS Distribution, Inc.
Incremental Term Loan (3 mo. Term SOFR + 3.50%)	7.69%	06/04/2028		5,152	4,945,708

Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	06/02/2028		4,848	4,667,838

Standard Industries, Inc., Term Loan B (6 mo. USD LIBOR + 2.25%)	6.43%	09/22/2028		2,192	2,171,852

TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	6.67%	05/29/2026		8,639	8,401,471

Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	07/24/2024		6,610	5,816,743

Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.68%)	5.12%	04/12/2028	EUR	723	616,991

					129,323,195

Business Equipment & Services–9.13%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	6.67%	06/26/2028		7,046	6,916,571

Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	05/17/2028		11,672	10,922,902

Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	05/12/2028		1,176	1,114,488

Term Loan B (3 mo. EURIBOR + 3.75%)	5.24%	05/12/2028	EUR	663	646,786

Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.07%	11/03/2024		2,395	2,301,142

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	8.11%	03/31/2028	EUR	470	$413,284

Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.67%	05/22/2024		$6,172	6,172,524

Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		10,049	9,904,665

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		8,478	8,346,775

Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $445,539)(e)	11.57%	02/15/2023		453	366,869

PIK Term Loan, 9.50% PIK Rate, 5.07% Cash Rate (Acquired 02/15/2019-11/30/2022; Cost $30,182)(e)(h)	9.50%	08/15/2023		32	8,586

Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/17/2028		12,343	10,954,823

Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	11.41%	02/15/2029		1,419	1,092,638

Term Loan B (1 mo. USD LIBOR + 4.00%)	7.91%	02/10/2028		12,509	11,091,066

Corp. Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	7.44%	08/08/2029		6,607	6,521,556

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.32%	08/08/2026		234	218,877

Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.25%	10/05/2028		8,548	6,966,413

Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	04/07/2028		2,299	2,225,213

Dun & Bradstreet Corp. (The)
Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	7.31%	01/18/2029		4,202	4,152,006

Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)(g)	0.00%	09/11/2025		9,172	8,989,215

Term Loan (1 mo. USD LIBOR + 3.25%)	7.29%	02/06/2026		11,576	11,442,729

Garda World Security Corp. (Canada)
Incremental Term Loan (3 mo. Term SOFR + 4.25%)	8.53%	02/11/2029		10,821	10,383,719

Term Loan (1 mo. USD LIBOR + 4.25%)	8.93%	10/30/2026		17,564	16,918,957

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	05/12/2028		14,731	14,067,867

Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	7.67%	06/30/2028		5,616	5,334,860

INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. SONIA + 4.75%)	7.80%	06/23/2024	GBP	11,819	13,177,008

ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (1 mo. USD LIBOR + 4.75%)	8.42%	03/31/2028		5,743	5,507,832

Term Loan B (3 mo. EURIBOR + 4.25%)	5.44%	04/01/2028	EUR	1,572	1,546,085

Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	8.28%	10/28/2027		13,913	11,281,616

KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	02/05/2027		3,785	3,776,873

Konecta (Kronosnet CX Bidco 2022, S.L.) (Spain), First Lien Term Loan (3 mo. EURIBOR + 5.75%)	7.25%	09/30/2029	EUR	1,355	1,303,947

Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $12,607,477)(e)	11.91%	03/29/2024		13,218	8,795,295

Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 06/27/2019-04/27/2022; Cost $11,718,753)(d)(e)	10.41%	07/03/2024		11,702	11,116,621

OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	7.70%	03/02/2028		5,385	5,199,677

Orchid Merger Sub II LLC, Term Loan B (6 mo. Term SOFR + 4.75%)(d)	7.58%	07/27/2027		9,617	8,799,643

Outfront Media Capital LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	5.82%	11/18/2026		4,003	3,836,919

Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	6.50%	09/23/2026		7,707	7,610,495

Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	6.76%	01/29/2025		125	113,131

Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	6.57%	11/08/2024		190	188,528

Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	08/28/2028		11,873	11,786,640

Skillsoft Corp., Term Loan B (1 mo. Term SOFR + 4.75%)	9.16%	07/14/2028		4,403	3,684,898

Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.14%	03/04/2028		22,161	19,903,164

Tempo Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.09%	08/31/2028		2,263	2,249,444

Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan(d)(f)	–	08/31/2028		4	3,894

First Lien Delayed Draw Term Loan(d)(g)	0.00%	08/31/2028		35	33,003

Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	9.23%	08/30/2028		2,076	1,972,144

Thevelia (US) LLC, First Lien Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	02/10/2029		11,526	10,844,026

Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	6.32%	11/30/2028		6,427	6,330,058

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	10.07%	03/20/2027		1,469	1,403,075

Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	6.13%	03/19/2028		13,094	13,022,457

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Virtusa Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	7.94%	02/08/2029		$7,463	$7,272,146

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		6,454	6,278,316

WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	6.79%	08/04/2028		6,437	6,131,007

WEX, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	03/19/2028		602	596,531

					331,239,004

Cable & Satellite Television–2.95%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 03/22/2021-01/21/2022; Cost $2,612,227)(e)	6.83%	07/15/2025		2,635	2,595,030

Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 04/08/2022; Cost $80,347)(e)	6.83%	01/31/2026		81	79,850

Atlantic Broadband Finance LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	09/01/2028		9,183	8,815,505

Term Loan B (1 mo. USD LIBOR + 2.00%)	6.07%	01/03/2025		5,550	5,452,558

CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	6.12%	01/15/2026		850	812,234

Term Loan (3 mo. USD LIBOR + 2.25%)	6.12%	07/17/2025		2,522	2,422,723

Term Loan (1 mo. USD LIBOR + 2.50%)	6.37%	04/15/2027		4,865	4,579,074

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.65%	08/14/2026		18,500	17,913,755

Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	7.16%	07/31/2025		972	935,474

Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	7.77%	01/31/2026		11,418	10,975,992

ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/01/2028		6,547	5,695,606

Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	5.87%	04/30/2028		467	454,253

UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	6.12%	04/30/2028		116	113,687

Term Loan AX (1 mo. USD LIBOR + 2.93%)	6.80%	01/31/2029		16,353	15,993,128

Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	6.37%	01/31/2028		7,875	7,692,777

Term Loan Q (1 mo. USD LIBOR + 3.25%)	7.12%	01/31/2029		20,908	20,551,398

Vodafone Ziggo - LG, Term Loan H (6 mo. EURIBOR + 3.00%)	3.76%	01/31/2029	EUR	2,000	1,954,340

					107,037,384

Chemicals & Plastics–5.36%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.16%	10/01/2025		23,934	23,413,368

Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.79%	11/24/2028		1,711	1,562,719

Arxada (Switzerland)
Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	07/03/2028	EUR	2,521	2,413,917

Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	07/03/2028		1,580	1,460,361

Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	8.83%	08/27/2026		8,793	8,443,658

Avient Corp., Term Loan B (3 mo. Term SOFR + 3.25%)	7.34%	08/29/2029		2,438	2,431,740

BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(d)	7.17%	09/29/2027		29,286	28,699,869

BES (Discovery Purchaser Corp.)
First Lien Term Loan (6 mo. Term SOFR + 4.00%)	10.59%	08/03/2030		2,903	2,558,603

Second Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	08/03/2029		2,553	2,339,282

Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	7.84%	02/04/2029		1,538	1,453,868

Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	12/01/2027		11,047	10,786,155

Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 8.57% Cash Rate(h)	0.75%	09/21/2023		2,858	2,123,596

PIK First Lien Term Loan C, 0.75% PIK Rate, 8.57% Cash Rate(h)	0.75%	09/21/2023		381	283,017

PIK First Lien Term Loan, 0.75% PIK Rate, 5.75% Cash Rate(h)	0.75%	09/21/2023	EUR	3	2,435

PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 8.57% Cash Rate(h)	5.75%	09/21/2024		58	42,115

Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.57%	03/16/2025		2,919	2,816,866

Eastman Tire Additives (River Buyer, Inc.), Term Loan B (1 mo. USD LIBOR + 5.25%)	9.32%	11/01/2028		11,405	8,953,103

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	7.67%	02/01/2029		5,361	5,028,989

Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.42%	12/31/2027		678	663,381

ICP Group Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	12/29/2027		6,332	5,427,629

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	01/29/2026		$4,452	$4,391,279

Ineos US Finance LLC, Term Loan(f)	–	11/08/2028		3,672	3,526,554

Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	06/30/2027		5,799	5,582,547

Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	6.17%	03/02/2026		2,753	2,717,879

Nobian Finance B.V., Term Loan B (3 mo. EURIBOR + 3.20%)	5.40%	07/01/2026	EUR	6,958	6,493,884

Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	12/14/2027		2,884	2,792,484

PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	6.91%	06/09/2028		755	743,364

Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.96%	11/03/2025		8,791	8,523,687

Tronox Finance LLC, Incremental Term Loan B (3 mo. Term SOFR + 3.25%)	6.80%	03/03/2029		7,854	7,726,474

Vertellus
Revolver Loan(d)(g)	0.00%	12/22/2025		2,819	2,705,898

Term Loan B (6 mo. Term SOFR + 5.75%)(d)	9.89%	12/22/2027		23,055	22,132,890

W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	7.44%	09/22/2028		16,424	16,170,041

					194,411,652

Clothing & Textiles–0.96%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.19%	12/20/2029		4,051	3,767,116

Term Loan B-1 (1 mo. Term SOFR + 3.50%)	7.69%	12/21/2028		19,379	18,781,429

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	7.69%	04/28/2028		11,502	11,110,952

Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/29/2027		1,296	1,185,675

					34,845,172

Conglomerates–0.36%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	6.82%	01/03/2029		2,960	2,936,834

CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	5.70%	03/16/2029	EUR	148	146,343

Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	9.12%	02/23/2029		1,453	1,416,698

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.77%	02/02/2026		580	531,317

Term Loan B (1 mo. Term SOFR + 3.75%)	7.87%	02/17/2029		8,362	8,111,324

					13,142,516

Containers & Glass Products–2.91%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	7.43%	03/11/2028		11,445	10,984,331

Brook & Whittle Holding Corp., Term Loan B (3 mo. Term SOFR + 4.00%)	8.55%	12/14/2028		5,663	5,124,838

Brook and Whittle Holding Corp.
Delayed Draw Term Loan(f)	–	12/14/2028		1,507	1,363,667

Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	8.55%	12/14/2028		783	708,428

Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%) (Acquired 03/24/2017-05/22/2017; Cost $9,097,597)(d)(e)	8.13%	03/29/2024		9,114	8,669,808

Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%) (Acquired 06/11/2018-12/02/2021; Cost $7,956,351)(e)	7.67%	11/21/2023		8,120	7,411,894

Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.86%	10/31/2023	EUR	5,064	3,964,768

Term Loan B-3 (3 mo. EURIBOR + 4.25%)	6.20%	10/31/2023	EUR	1,264	989,343

LABL, Inc. (Multi-Color)
Term Loan B (3 mo. EURIBOR + 5.00%)	6.49%	10/29/2028	EUR	2,351	2,327,834

Term Loan B (1 mo. USD LIBOR + 5.00%)	9.07%	10/29/2028		18,895	18,010,956

Libbey Glass, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.75%) (Acquired 11/25/2022; Cost $9,558,802)(d)(e)	12.95%	11/22/2027		10,268	9,536,083

Term Loan (3 mo. USD LIBOR + 8.00) (Acquired 11/13/2020-01/13/2022; Cost $2,598,291)(e)	11.95%	11/13/2025		2,820	2,884,932

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	7.97%	07/07/2028		6,498	5,935,197

Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	7.98%	10/04/2028		5,519	4,911,609

Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	11.23%	10/04/2029		1,022	843,214

Pretium Packaging
First Lien Term Loan(f)	–	10/02/2028		2	2

Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	10.49%	10/01/2029		828	662,504

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Refresco Group N.V. (Netherlands)
Term Loan B (3 mo. SONIA + 5.25%)	8.18%	05/05/2029	GBP	910	$1,060,858

Term Loan B (3 mo. Term SOFR + 4.25%)	8.52%	07/12/2029		$20,450	20,091,890

					105,482,156

Cosmetics & Toiletries–0.60%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	08/11/2025		1,493	1,116,421

Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.11%	04/05/2025		12,469	12,329,444

Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.07%	06/30/2024		4,153	3,911,697

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.61%	06/29/2028	EUR	3,399	3,071,612

Wella (Rainbow FinCo S.a.r.l.), Term Loan B (3 mo. EURIBOR + 3.75%)	4.66%	02/24/2029	EUR	1,292	1,269,969

					21,699,143

Drugs–0.19%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	6.07%	11/15/2027		193	187,648

Perrigo Investments LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.69%	04/06/2029		6,875	6,797,237

					6,984,885

Ecological Services & Equipment–0.65%
Anticimex (Sweden), Term Loan B (d)(f)	–	11/16/2028		4,687	4,557,668

EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	05/11/2025		11,282	10,528,002

GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	7.41%	05/30/2025		536	535,489

Groundworks LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(d)	7.81%	01/17/2026		274	268,700

Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(d)	7.81%	01/17/2026		2,945	2,885,710

Delayed Draw Term Loan(d)(g)	0.00%	01/17/2026		2,175	2,131,929

Term Loan (1 mo. USD LIBOR + 4.75%)(d)	9.07%	01/17/2026		486	476,563

OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.81%	12/31/2025	EUR	848	769,316

Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	03/20/2025		1,755	1,515,148

					23,668,525

Electronics & Electrical–12.42%
Altar BidCo, Inc., Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	7.35%	02/01/2030		991	836,996

AppLovin Corp., Term Loan B (3 mo. USD LIBOR + 3.00%)	6.67%	10/25/2028		7,341	6,907,665

Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	5.49%	10/02/2025	EUR	90	88,520

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.05%	04/18/2025		16,987	16,418,908

CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%) (Acquired 04/06/2021-04/07/2022; Cost $13,020,523)(e)	8.78%	01/01/2028		13,113	12,037,988

CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.32%	04/06/2026		16,055	15,480,135

Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	10/16/2028		12,576	11,311,840

Delta Topco, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.84%	12/01/2027		19,587	18,426,138

Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	5.56%	12/09/2027	EUR	1,114	1,124,665

Diebold Nixdorf, Inc., Term Loan B(f)	–	11/06/2023		15,708	11,130,824

Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)(d)	9.07%	11/01/2028		4,079	4,043,708

E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	6.64%	02/04/2028		8,870	8,747,824

Emerald Technologies AcquisitionCo, Inc., Term Loan B (3 mo. Term SOFR + 6.25%)	10.44%	12/29/2027		1,236	1,176,414

Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	6.25%	12/22/2027		2,632	2,588,322

Entegris, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	5.60%	07/06/2029		9,038	8,981,203

ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.09%	05/06/2026		6,351	5,948,969

EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	07/01/2028		3,779	3,682,333

Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024		17,415	15,802,579

Forcepoint, Term Loan (1 mo. USD LIBOR + 4.25%)	8.66%	01/07/2028		7,889	7,144,878

Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/01/2024		831	820,509

Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	10.32%	07/07/2025		1,148	1,090,613

Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.42%	01/11/2027		5,341	4,143,865

Term Loan (3 mo. USD LIBOR + 4.00%)	8.59%	01/10/2026		16,493	13,375,607

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	6.43%	10/17/2028	EUR	2,267	$2,196,519

Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	10.67%	03/02/2029		$750	693,289

Term Loan B (3 mo. USD LIBOR + 3.25%)	6.92%	03/02/2028		4,122	3,960,727

Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	6.88%	10/15/2028		7,616	7,488,818

Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)(d)	6.12%	11/01/2028		1,387	1,374,959

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (1 mo. SONIA + 6.00%)(d)	8.93%	08/17/2028	GBP	1,913	2,279,748

Term Loan 1 (3 mo. USD LIBOR + 6.00%)(d)	9.91%	08/17/2028		4,677	4,578,904

Term Loan 2 (3 mo. USD LIBOR + 6.00%)(d)	9.91%	08/17/2028		1,782	1,744,287

Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	09/30/2028		3,457	2,137,368

LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	8.77%	08/28/2027		28,031	18,161,679

Marcel Bidco LLC
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	7.91%	12/31/2027		481	474,829

Term Loan B-1 (3 mo. USD LIBOR + 3.25%)(d)	7.16%	03/11/2025		2,455	2,424,777

Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	9.42%	08/13/2028		16,896	13,854,490

Maverick Bidco, Inc. (Mitratech)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.16%	05/18/2028		1,606	1,526,095

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	11.16%	05/18/2029		174	162,484

McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	12.67%	07/27/2029		1,037	889,149

Term Loan B (1 mo. USD LIBOR + 4.75%)	9.17%	07/27/2028		2,927	2,645,489

McAfee LLC, First Lien Term Loan B (1 mo. Term SOFR + 4.50%)	7.64%	03/01/2029		15,898	15,152,595

Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.63%	10/20/2028		3,917	3,854,966

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	10.29%	04/29/2026		15,829	14,787,411

Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	6.78%	03/03/2028	EUR	3,929	3,896,523

NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	6.92%	08/28/2026		4,690	4,561,403

Oberthur Tech, Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.44%	01/10/2026	EUR	2,637	2,663,189

Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.17%	01/09/2026		9,277	9,029,153

Open Text Corp. (Canada)
Incremental Term Loan B(f)	–	11/16/2029		15,355	14,948,934

Term Loan (3 mo. USD LIBOR + 1.75%)	5.82%	05/30/2025		70	69,105

Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.42%	01/31/2025		4,046	3,783,106

Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		21,970	21,311,008

Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan(f)	–	06/23/2028	EUR	5,000	4,047,934

Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	01/02/2025		7,651	7,192,176

Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.98%	08/31/2028		135	129,900

Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.59%	01/20/2030		753	465,583

Term Loan B (3 mo. Term SOFR + 4.25%)	8.49%	01/19/2029		19,399	14,816,227

RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/24/2028		4,357	4,177,953

Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	11.07%	05/29/2026		525	501,699

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 12.54% Cash Rate (Acquired 12/06/2021-11/07/2022; Cost $11,782,707)(e)(h)	2.00%	12/08/2026		9,493	4,014,136

Severin Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	7.09%	08/01/2025		8	7,817

SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.20%	05/18/2026		1,226	1,144,610

Term Loan (1 mo. USD LIBOR + 3.75%)	8.45%	05/16/2025		8,218	8,007,369

Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.50%)	6.67%	03/05/2027		2	1,790

SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	5.82%	04/16/2025		3,066	3,016,622

Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	5.82%	04/16/2025		2,561	2,520,364

Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	5.82%	04/16/2025		1,832	1,802,008

Synaptics, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.36%	12/15/2028		1,590	1,564,853

Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	05/04/2026		12,938	12,635,752

Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.00%	05/03/2027		2,741	2,534,427

Term Loan (1 mo. USD LIBOR + 3.25%)	7.00%	05/04/2026		10,435	10,105,354

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.79%	10/15/2028		$8,827	$8,679,488

Utimaco (Germany)
Term Loan B-1 (3 mo. Term SOFR + 6.00%)(d)	10.06%	10/30/2028		5,122	4,973,374

Term Loan B-2 (3 mo. EURIBOR + 6.00%)(d)	7.95%	10/30/2028	EUR	9,126	9,287,590

Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	09/01/2025		13,336	9,694,615

WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	8.92%	02/18/2027		7,481	7,285,028

					450,568,176

Financial Intermediaries–0.94%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	04/07/2028		14,695	14,058,368

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.82%	07/20/2026		305	276,865

LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	09/15/2028		12,306	11,121,211

Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	10/26/2025		3,020	2,983,305

Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.91%	02/18/2027		6,116	5,822,895

					34,262,644

Food Products–1.98%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	8.09%	12/18/2026		10,819	10,575,913

Biscuit International (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2027	EUR	2,403	1,639,320

Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.86%	02/15/2027	EUR	7,206	4,915,170

Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	9.02%	10/18/2028		3,574	3,287,735

First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	9.07%	10/18/2028		15,933	14,658,394

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	12.07%	10/08/2029		2,864	2,634,550

H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	8.07%	05/23/2025		9,219	8,101,287

Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	9.07%	05/23/2025		5,318	4,667,887

Term Loan (3 mo. USD LIBOR + 3.69%)	7.76%	05/23/2025		6,823	5,952,221

Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	08/03/2025		145	144,640

Nomad Foods US LLC (United Kingdom), Term Loan B (6 mo. Term SOFR + 3.75%)	8.23%	11/10/2029		2,386	2,374,771

Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	5.44%	12/02/2028	EUR	867	859,102

Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.83%	09/22/2028		405	378,952

Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	09/23/2027		5	4,953

Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.74%	07/02/2025	EUR	6,889	6,268,378

Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.90%	07/02/2025		743	677,145

United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.45%	10/22/2025		2,807	2,799,399

Valeo Foods (Jersey) Ltd. (United Kingdom), Term Loan B (1 mo. SONIA + 5.00%)	6.63%	06/28/2028	GBP	1,857	1,815,471

					71,755,288

Food Service–0.95%
Aramark Services, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	5.82%	03/11/2025		685	677,454

Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	6.57%	04/06/2028		666	657,454

Areas Worldwide SA
Revolver Loan (3 mo. USD LIBOR + 3.00%)(d)	3.52%	01/02/2026	EUR	268	208,075

Revolver Loan(d)(g)	0.00%	01/02/2026		805	624,225

Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		11,772	10,793,967

Term Loan (1 mo. USD LIBOR + 4.25%)	7.93%	03/31/2026		827	760,476

Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		2,696	2,472,476

Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	6,781	5,757,546

US Foods, Inc., Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	6.82%	11/22/2028		4,183	4,162,928

Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.58%	04/13/2028		13,444	8,418,931

					34,533,532

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–3.08%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Term Loan (1 mo. Term SOFR + 4.50%)	7.68%	06/08/2028	GBP	2,490	$2,798,148

Term Loan (1 mo. Term SOFR + 5.25%)(d)	8.40%	06/08/2028		$2,922	2,703,067

Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	12/11/2028		1,591	1,509,139

Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	12/10/2029		1,983	1,702,451

athenahealth, Inc.
Delayed Draw Term Loan(g)	0.00%	02/15/2029		1,023	936,917

Term Loan B (1 mo. Term SOFR + 3.50%)	7.41%	02/15/2029		6,016	5,508,795

Cerba (Chrome Bidco) (France)
Term Loan (3 mo. EURIBOR + 4.00%)	5.49%	02/14/2029	EUR	3,684	3,651,728

Term Loan B(f)	–	05/24/2028	EUR	2,000	1,942,613

Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	08/14/2026		1,360	1,339,722

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	5.34%	02/22/2029	EUR	2,043	2,061,013

Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 4.25%)	8.34%	03/31/2029		94	91,978

Delayed Draw Term Loan(g)	0.00%	03/31/2029		61	60,048

Term Loan B (1 mo. Term SOFR+ 4.25%)	8.34%	03/23/2029		828	811,306

embecta, Term Loan (3 mo. Term SOFR + 3.00%)	6.55%	03/30/2029		38	36,756

Ethypharm (France), Term Loan B (3 mo. SONIA + 4.50%)	6.69%	04/17/2028	GBP	1,119	1,109,193

Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	02/04/2027		13,727	12,574,709

Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	6.13%	06/28/2024		4,103	4,054,756

Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	8.32%	03/14/2025		8,945	7,170,794

Term Loan (1 mo. USD LIBOR + 4.25%)	8.09%	10/02/2025		5,137	4,104,294

ICON PLC
Term Loan (1 mo. USD LIBOR + 2.25%) (Acquired 06/16/2021; Cost $467,325)(e)	5.94%	07/03/2028		469	467,804

Term Loan (1 mo. USD LIBOR + 2.25%) (Acquired 06/16/2021; Cost $1,875,675)(e)	5.94%	07/03/2028		1,884	1,877,593

Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	03/03/2028	EUR	5,101	5,027,701

International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.44%	09/07/2028		7,689	7,592,652

MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/18/2028		8,894	8,048,907

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	12/17/2029		3,991	3,407,263

MJH Healthcare Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.69%	01/28/2029		588	570,939

Nemera (Financiere N BidCo) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	4.94%	01/22/2026	EUR	222	213,346

Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	388	391,563

Term Loan B-2 (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	224	226,184

Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	7.45%	08/21/2026	GBP	639	691,665

Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	6.19%	06/02/2028		5,184	5,144,839

Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	9.45%	11/24/2028		3,901	3,686,560

Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health) (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	10/01/2026		10,205	9,719,903

TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	8.12%	03/31/2028		1,716	1,698,761

Veonet (Blitz F21-433 GmbH) (Germany)
First Lien Term Loan(d)(f)	–	03/14/2029	EUR	865	866,912

Term Loan B (3 mo. EURIBOR + 4.25%)	5.45%	04/11/2029	EUR	1,680	1,690,492

Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.07%	08/27/2025		3,977	3,957,030

Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	7.87%	01/15/2028		1,942	1,829,615

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)(d)	11.62%	01/15/2029		551	518,352

					111,795,508

Home Furnishings–2.09%
Griffon Corp., Term Loan B (3 mo. Term SOFR + 2.75%)	7.01%	01/19/2029		270	266,058

Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	05/30/2028		1,467	1,428,260

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 1.25%) (Acquired 10/04/2022-10/31/2022; Cost $855,288)(d)(e)	1.25%	02/28/2026	EUR	1,206	$822,140

Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-10/31/2022; Cost $9,664)(d)(e)	12.00%	02/26/2027	EUR	1,096	0

Hunter Douglas, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.86%	02/09/2029		$24,669	21,673,311

First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.90%	02/26/2029	EUR	8,152	7,528,581

Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.43%	09/25/2028		16,427	13,946,526

Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/19/2020-09/06/2022; Cost $7,474,001)(e)	10.79%	08/10/2023		7,587	7,389,814

Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-03/25/2022; Cost $13,840,682)(e)	10.79%	08/10/2023		14,151	6,741,633

SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.60%	10/16/2028		9,948	7,846,428

TGP Holdings III LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	06/29/2028		131	106,117

Delayed Draw Term Loan(g)	0.00%	06/29/2028		393	318,354

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	06/29/2028		3,973	3,219,191

VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.63%	07/01/2029		1,292	1,113,835

Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.44%	10/30/2027		857	729,217

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	10/30/2027		3,323	2,808,351

					75,937,816

Industrial Equipment–4.05%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.41%	10/08/2027		1,379	1,348,489

Apex Tool Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.15%	02/08/2029		6,891	6,006,822

CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)(d)	9.54%	12/20/2028		3,494	3,402,667

Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%) (Acquired 06/19/2019-05/13/2021; Cost $2,549,005)(e)	8.71%	06/27/2026		2,565	2,428,018

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	9.05%	06/08/2029		9,931	8,230,041

DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	9.95%	12/16/2027		4,708	4,508,426

Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.42%	05/19/2028		65	63,063

Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	9.67%	05/21/2029		481	447,847

Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan (1 mo. SONIA + 3.50%)(d)	5.81%	06/04/2026		1,790	1,637,901

Revolver Loan(d)(g)	0.00%	06/04/2026		5,210	4,767,099

Term Loan B (1 mo. USD LIBOR + 5.00%)	8.14%	12/04/2026		11,861	11,038,448

Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	8.17%	12/04/2026		12,495	11,560,159

Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	6.82%	06/21/2028		18,022	17,161,868

MKS Instruments, Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	6.76%	04/11/2029		11,409	11,161,000

MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	6.57%	07/31/2025		501	498,608

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	03/08/2025		3,525	3,201,877

Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.63%	02/28/2025		15,921	11,855,684

Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.13%	02/28/2026		4,802	2,961,224

Syntegon (BOSPAC Platin2025 S.a.r.l.) (Germany), Term Loan B (3 mo. EURIBOR + 3.65%)	5.09%	12/29/2028	EUR	3,146	3,064,603

Tank Holding Corp.
Revolver Loan(d)(g)	0.00%	03/31/2028		1,702	1,637,835

Term Loan (1 mo. Term SOFR + 6.00%)	11.00%	03/31/2028		25,603	24,547,239

Terex Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	6.07%	01/31/2024		27	27,066

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027		2,337	2,245,433

Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan B (1 mo. USD LIBOR + 7.00%)(d)	10.57%	11/19/2029		789	733,847

Term Loan B (1 mo. USD LIBOR + 3.75%)	7.32%	11/15/2028		14,547	12,401,103

					146,936,367

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–2.77%
Acrisure LLC
First Lien Term Loan (3 mo. Term SOFR + 5.75%)(d)	9.92%	10/31/2029		$674	$669,947

Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	02/15/2027		16,793	15,771,492

Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	02/15/2027		7,441	7,050,596

Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	8.32%	02/15/2027		8,529	8,219,686

Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/09/2025		15,866	15,586,895

Term Loan (1 mo. USD LIBOR + 3.50%)	7.44%	11/06/2027		13,279	12,906,066

AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	6.32%	02/19/2028		3,247	3,185,475

HUB International Ltd., Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	7.23%	04/25/2025		6,346	6,251,963

Ryan Specialty Group LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.19%	09/01/2027		7,662	7,633,466

Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	09/03/2026		7,425	7,268,137

Term Loan (3 mo. USD LIBOR + 3.25%)	7.32%	12/31/2025		10,135	9,875,998

USI, Inc., Term Loan (f)	–	12/02/2026		6,309	6,217,490

					100,637,211

Leisure Goods, Activities & Movies–4.97%
Alpha Topco Ltd. (United Kingdom), First Lien Term Loan(f)	–	01/15/2030		5,956	5,937,930

AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	6.86%	04/22/2026		4,114	2,311,612

Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.33%	11/19/2028		4,832	4,708,554

Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.13%	10/18/2028		21,024	19,797,837

Term Loan (1 mo. USD LIBOR + 3.00%)	5.88%	06/30/2025		2,537	2,449,022

Crown Finance US, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 09/14/2022-09/23/2022; Cost $1,711,449)(e)	0.00%	09/07/2023		1,725	1,669,212

DIP Term Loan (Acquired 09/14/2022-09/23/2022; Cost $41,268,710)(e)(f)	–	09/09/2023		42,775	41,396,463

Revolver Loan (Acquired 10/05/2021-10/18/2021; Cost $1,784,935)(e)(i)(j)	0.00%	03/02/2023		2,024	445,382

Revolver Loan(g)	0.00%	03/02/2023		37	8,139

Term Loan(i)(j)	2.63%	02/28/2025	EUR	2,092	479,635

Term Loan (Acquired 09/13/2021-10/20/2022; Cost $10,031,551)(e)(i)(j)	4.00%	02/28/2025		12,288	2,743,055

Term Loan (Acquired 09/20/2019-07/26/2022; Cost $7,769,844)(e)(i)(j)	4.25%	09/30/2026		9,525	2,100,209

Term Loan B-1 (3 mo. USD LIBOR + 9.00%) (Acquired 12/09/2020-05/31/2022; Cost $15,813,174)(e)	8.25%	05/23/2024		13,247	15,790,986

CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	06/03/2028		10,405	9,442,691

Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.50%)	4.69%	03/30/2029	EUR	8,562	8,496,016

Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. EURIBOR + 3.75%)	4.73%	03/20/2028	EUR	403	398,769

Term Loan (1 mo. SONIA + 4.50%)	7.43%	03/20/2028	GBP	1,617	1,771,399

Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	7.49%	04/18/2025		5,740	5,305,653

Galileo Global Educaion Finance S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.25%)	5.04%	07/14/2028	EUR	525	527,345

Global University Systems (Netherlands), Term Loan B(f)	–	01/29/2027	EUR	1,083	986,776

Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/25/2027		986	632,885

Third Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	10.41%	09/25/2025		829	682,854

OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. Term SOFR + 5.00%)(d)	8.44%	05/20/2029		7,274	7,073,827

Parques Reunidos (Piolin Bidco s.a.u) (Spain)
Revolver Loan (6 mo. EURIBOR + 3.75%)(d)	1.05%	03/16/2026	EUR	2,773	2,553,611

Revolver Loan(d)(g)	0.00%	12/22/2022		3,247	2,990,573

Term Loan B (3 mo. EURIBOR + 3.75%)	3.98%	09/16/2026	EUR	2,400	2,347,594

Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	3.82%	04/05/2024		7,117	6,666,090

Revolver Loan(g)	0.00%	04/12/2024		2,073	1,934,662

Revolver Loan(g)	0.00%	04/05/2024		3,471	3,250,800

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	4.94%	02/27/2027	EUR	5,233	$4,147,893

SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.13%	08/25/2028		$2,200	2,161,761

Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	5.83%	04/17/2026		1,229	1,194,254

SRAM LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.87%	05/18/2028		4,455	4,382,534

Vue International Bidco PLC (United Kingdom)
First Lien Term Loan (3 mo. SONIA + 3.75%)(d)(j)	0.00%	07/03/2025	GBP	9,000	6,101,581

Term Loan (3 mo. EURIBOR + 8.00%)(d)	9.77%	06/30/2027	EUR	2,223	2,186,323

Term Loan B-1 (3 mo. EURIBOR + 4.75%)(j)	5.66%	07/03/2026	EUR	9,172	5,408,505

					180,482,432

Lodging & Casinos–1.75%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	8.69%	02/02/2026		6,428	6,098,176

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/02/2026		8,604	8,066,121

B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	9.33%	07/31/2027	EUR	1,204	1,171,752

Term Loan B-3-A (3 mo. EURIBOR + 3.38%)	5.18%	07/31/2026	EUR	6,709	6,529,056

Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	07/31/2028		338	334,553

Four Seasons Hotels Ltd. (Canada)
First Lien Term Loan (3 mo. USD LIBOR + 2.00%)	6.07%	11/30/2023		198	198,170

First Lien Term Loan(f)	–	11/30/2029		1,723	1,722,765

Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	08/02/2028		1,944	1,928,572

HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR	11,672	10,483,808

Term Loan C (6 mo. EURIBOR + 4.50%)	4.53%	09/30/2027	EUR	2,534	2,264,229

Term Loan D (3 mo. EURIBOR + 5.50%)	6.75%	09/12/2027	EUR	26,609	24,349,438

RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	6.08%	05/11/2024		356	355,940

					63,502,580

Nonferrous Metals & Minerals–0.63%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	11.32%	06/11/2029		212	203,404

Term Loan B (1 mo. USD LIBOR + 4.00%)	8.07%	06/09/2028		7,892	7,296,760

AZZ, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.44%	05/06/2029		8,291	8,277,215

Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	7.75%	07/31/2026		819	793,159

Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	9.20%	07/19/2025		3,566	3,058,028

Term Loan (1 mo. USD LIBOR + 9.00%)	13.70%	10/22/2025		2,246	1,858,493

Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	8.41%	03/16/2027		1,441	1,390,161

					22,877,220

Oil & Gas–1.44%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	7.94%	05/21/2025		12,067	12,026,695

Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.55%	10/28/2027		367	307,283

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	10.83%	08/25/2026		6,319	5,242,489

McDermott International Ltd.
LOC(g)	0.00%	06/30/2024		6,610	5,387,411

LOC (3 mo. USD LIBOR + 4.00%)(d)	4.09%	06/30/2024		2,890	2,326,100

PIK Term Loan, 3.00% PIK Rate, 5.07% Cash Rate(h)	3.00%	06/30/2025		1,517	817,478

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	06/30/2024		279	181,354

Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. Term SOFR + 6.75%)(d)	10.30%	03/18/2024		1,133	1,101,852

Term Loan (1 mo. USD LIBOR + 7.50%)	11.18%	03/19/2024		8,367	7,990,057

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,636,166)(e)	12.07%	08/27/2026		2,679	2,671,752

TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.44%	11/17/2028		14,276	14,016,437

					52,068,908

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–3.73%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%) (Acquired 06/29/2021-04/11/2022; Cost $22,751,006)(e)	7.81%	06/29/2026		$22,881	$21,079,234

Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	08/21/2026		17,655	16,203,023

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.84%	12/01/2028		23,053	20,055,836

Harbor Purchaser, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 8.50%)(d)	12.59%	03/31/2030		10,267	9,086,130

Term Loan B (1 mo. Term SOFR + 5.25%)	9.44%	03/31/2029		26,211	24,835,298

McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	07/30/2028		21,408	20,509,042

Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024		6,522	6,363,526

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024		17,589	17,156,884

					135,288,973

Radio & Television–1.21%
Diamond Sports Holdings LLC
First Lien Term Loan (1 mo. Term SOFR+ 8.00%)	11.89%	05/25/2026		8,701	8,265,497

Second Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.14%	08/24/2026		3,808	625,908

E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	01/07/2028		6,842	6,667,797

Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	6.27%	01/02/2026		364	354,785

Term Loan D (1 mo. USD LIBOR + 3.00%)	6.77%	12/01/2028		4,018	3,922,913

iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/01/2026		784	737,544

Nexstar Broadcasting, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	6.27%	06/02/2028		1,099	1,082,428

Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	6.57%	09/18/2026		5,143	5,109,230

Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	6.58%	09/30/2026		1,502	1,442,489

Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.08%	04/01/2028		5,801	5,468,933

Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.94%	04/21/2029		8,657	8,270,226
Univision Communications, Inc.

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	05/05/2028		1,436	1,401,189

Term Loan C (1 mo. USD LIBOR + 3.25%)	7.32%	03/15/2026		534	526,091

					43,875,030

Retailers (except Food & Drug)–2.44%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.00%)	4.19%	03/07/2025	EUR	6,017	6,135,365

CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.24%	11/08/2027		18,556	18,015,200

Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	992	897,271

Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	677	611,806

Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	1,477	1,335,264

Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	2,253	2,037,570

Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	462	417,192

Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	6.92%	03/02/2028		11,409	11,079,707

PetSmart LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		33,516	32,330,671

Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.17%	04/21/2028		16,247	15,800,230

					88,660,276

Surface Transport–2.01%
American Trailer World Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	7.83%	03/03/2028		4,830	4,353,448

ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	7.38%	05/07/2028		9,862	7,751,488

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/30/2028		4,917	4,476,473

First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.00%)	7.65%	07/21/2028		853	823,029

Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	7.65%	07/21/2028		12,285	11,851,616

Term Loan B (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		10,591	9,983,278

Term Loan C (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		3,939	3,712,950

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.91%	02/24/2025	EUR	8,164	$6,746,873

Term Loan C(f)	–	06/16/2023	EUR	2,000	1,873,600

Term Loan D (3 mo. EURIBOR + 8.00%)	9.30%	06/22/2023	EUR	1,023	955,437

Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	9.70%	12/22/2028		$2,237	2,035,225

PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/01/2028		12,623	12,084,897

STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)	10.19%	04/30/2028		6,615	6,284,683

					72,932,997

Telecommunications–6.23%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 04/30/2021-04/27/2022; Cost $12,926,386)(e)	8.12%	12/15/2027		12,941	6,211,958

Term Loan B-2 (1 mo. USD LIBOR + 4.00%) (Acquired 04/22/2021-04/19/2022; Cost $15,492,950)(e)	7.87%	12/15/2027		15,487	7,433,735

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.12%	11/30/2027		7,068	6,923,758

CCI Buyer, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.55%	12/17/2027		8,769	8,496,883

CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	03/15/2027		15,667	14,893,226

Colorado Buyer, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	8.36%	05/01/2024		4,373	3,877,529

Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.52%	04/27/2027		13,546	13,275,308

Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	6.69%	11/12/2027		5,020	4,847,309

II-VI, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	6.59%	12/15/2028		7,596	7,541,617

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	7.58%	12/11/2026		11,387	11,264,215

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. Term SOFR + 4.25%)	7.44%	02/01/2029		28,513	27,600,823

Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	11/04/2026		585	581,331

Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	5.82%	03/01/2027		3,113	2,969,603

Masmovil (Lorca Finco PLC) (Spain), Term Loan B(f)	–	09/17/2027	EUR	6,450	6,480,244

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. Term SOFR + 6.70%) (Acquired 10/18/2022; Cost $30,350,761)(e)	11.15%	11/01/2027		32,765	27,194,640

First Lien Term Loan (3 mo. Term SOFR + 9.25%) (Acquired 10/18/2022; Cost $6,740,418)(d)(e)	13.70%	11/01/2027		8,144	5,700,608

Term Loan (3 mo. Term SOFR + 9.25%) (Acquired 10/18/2022; Cost $13,432,081)(e)	10.89%	11/01/2027		13,941	13,696,913

Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	09/25/2026		6,713	5,914,651

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.17%	12/07/2026		17,351	8,758,108

T-Mobile Nertherlands (Netherlands), Term Loan (3 mo. EURIBOR + 4.00%)	5.19%	03/31/2029	EUR	3,120	3,119,280

Viasat, Inc., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	8.70%	02/23/2029		7,258	7,088,505

Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(d)	8.78%	03/03/2029		5,772	5,656,912

Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 6.25%)	10.44%	09/21/2027		8,232	7,565,733

Zayo Group LLC
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.34%	03/09/2027		14,225	11,190,783

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	03/09/2027		10,313	7,837,765

					226,121,437

Utilities–1.82%
Alpine (ADVPW/Innio Distributed Power), Term Loan B (3 mo. EURIBOR + 4.00%)	5.73%	10/31/2025	EUR	1,796	1,779,121

Brookfield WEC Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.75%)	7.84%	08/01/2025		9,110	9,064,281

Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	08/01/2025		5,665	5,568,772

Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	6.08%	04/05/2026		1,071	1,059,776

Term Loan (1 mo. USD LIBOR + 2.50%)	6.58%	12/16/2027		5,603	5,559,225

Covanta Holding Corp.
Term Loan B (1 mo. USD LIBOR + 2.50%)	6.59%	11/30/2028		3,928	3,856,246

Term Loan C (1 mo. USD LIBOR + 2.50%)	6.59%	11/30/2028		296	290,309

Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	10/02/2025		5,659	4,821,286

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		$3,942	$3,917,648

Term Loan C (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		83	82,234

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.87%	11/09/2026		9,208	9,000,603

KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	08/14/2026		2,568	2,091,664

Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	05/16/2024		5,214	4,018,481

Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.27%	06/23/2028		4,927	4,658,620

Pike Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.59%	01/21/2028		1,840	1,822,195

USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	10.57%	05/07/2029		616	585,183

Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/12/2028		8,028	7,718,238

					65,893,882

Total Variable Rate Senior Loan Interests (Cost $3,535,799,392)					3,270,787,180

Non-U.S. Dollar Denominated Bonds & Notes–3.24%(k)

Automotive–0.20%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(l)(m)	11.25%	04/19/2026	SEK	73,750	6,689,000

Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(l)(m)	5.67%	09/30/2028	EUR	917	722,138

					7,411,138

Building & Development–0.13%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(l)(m)	6.38%	01/15/2027	EUR	1,117	1,094,498

Haya Holdco 2 PLC (Spain) (3 mo. EURIBOR + 9.00%)(f)(m)	–	11/30/2025	EUR	6,011	3,627,873

					4,722,371

Business Equipment & Services–0.17%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(m)	5.63%	10/15/2028	EUR	1,000	963,806

Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(m)	5.86%	10/30/2028	EUR	3,353	3,340,407

Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(m)	5.89%	10/30/2028	EUR	2,000	1,992,489

					6,296,702

Cable & Satellite Television–0.09%
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	4,212	3,386,421

Chemicals & Plastics–0.04%
Herens Midco S.a.r.l. (Luxembourg)(l)	5.25%	05/15/2029	EUR	1,791	1,296,059

Electronics & Electrical–0.32%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(l)(m)	6.25%	02/15/2029	EUR	4,148	4,203,215

Nobel Bidco B.V. (Netherlands)(l)	3.13%	06/15/2028	EUR	10,186	7,217,394

					11,420,609

Financial Intermediaries–0.97%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(l)(m)	6.64%	08/01/2024	EUR	7,201	6,441,660

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(l)(m)	7.95%	05/01/2026	EUR	1,945	1,781,091

Garfunkelux Holdco 3 S.A. (Luxembourg)(l)	6.75%	11/01/2025	EUR	4,615	3,859,270

Kane Bidco Ltd. (United Kingdom)(l)	5.00%	02/15/2027	EUR	827	704,997

Kane Bidco Ltd. (United Kingdom)(l)	6.50%	02/15/2027	GBP	1,034	1,024,815

Nemean Bondco PLC (United Kingdom)(l)	7.38%	02/01/2024	GBP	7,883	9,322,847

Newday Bondco PLC (United Kingdom)(l)	7.38%	02/01/2024	GBP	2,870	3,394,212

Sherwood Financing PLC (United Kingdom)(l)	6.00%	11/15/2026	GBP	937	864,743

Sherwood Financing PLC (United Kingdom)(l)	4.50%	11/15/2026	EUR	968	800,488

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(m)	6.39%	11/15/2027	EUR	6,242	5,924,640

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(m)	6.39%	11/15/2027	EUR	1,000	949,157

					35,067,920

Food Products–0.34%
Sigma Holdco B.V. (Netherlands)(l)	5.75%	05/15/2026	EUR	5,000	3,742,362

Sigma Holdco B.V. (Netherlands)(l)	5.75%	05/15/2026	EUR	11,672	8,736,170

					12,478,532

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–0.06%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(l)(m)	6.75%	05/15/2029	EUR	2,214	$2,254,528

Home Furnishings–0.08%
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	3,150	2,804,314

Industrial Equipment–0.13%
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(l)	9.25%	10/31/2027	EUR	5,852	4,780,848

Leisure Goods, Activities & Movies–0.04%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(l)(m)	5.75%	06/15/2027	EUR	807	772,457

Deuce Finco PLC (United Kingdom)(l)	5.50%	06/15/2027	GBP	807	780,989

					1,553,446

Lodging & Casinos–0.14%
TVL Finance PLC (United Kingdom) (3 mo. SONIA + 5.38%)(l)(m)	8.18%	07/15/2025	GBP	4,300	4,936,405

Retailers (except Food & Drug)–0.23%
Douglas GmbH (Germany)(l)	6.00%	04/08/2026	EUR	3,823	3,321,212

Kirk Beauty SUN GmbH (Germany)(l)	9.00%	10/01/2026	EUR	7,556	4,831,337

					8,152,549

Surface Transport–0.15%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	4,906	4,705,829

Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	846	811,482

					5,517,311

Telecommunications–0.15%
Iliad Holding S.A.S.U. (France)(l)	5.13%	10/15/2026	EUR	5,500	5,501,431

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $138,776,548)					117,580,584

U.S. Dollar Denominated Bonds & Notes–2.71%

Aerospace & Defense–0.10%
Maxar Technologies, Inc. (l)	7.75%	06/15/2027		$3,809	3,747,446

Air Transport–0.03%
Mesa Airlines, Inc., Class B (d)	5.75%	07/15/2025		1,108	1,028,404

Building & Development–0.34%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (l)	5.75%	05/15/2026		4,637	4,466,451

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(l)	4.50%	04/01/2027		9,060	7,948,350

					12,414,801

Business Equipment & Services–0.31%
ADT Security Corp. (The) (l)	4.13%	08/01/2029		8,722	7,623,508

Advantage Sales & Marketing, Inc.(l)	6.50%	11/15/2028		1,992	1,562,724

Prime Security Services Borrower LLC/Prime Finance, Inc.(l)	5.75%	04/15/2026		2,000	1,982,390

					11,168,622

Cable & Satellite Television–0.72%
Altice Financing S.A. (Luxembourg) (Acquired 05/18/2022-06/09/2022; Cost $1,873,987)(e)(l)	5.75%	08/15/2029		2,188	1,791,710

Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-06/09/2022; Cost $11,385,085)(e)(l)	5.00%	01/15/2028		11,665	9,533,980

Altice France Holding S.A. (Luxembourg) (Acquired 11/15/2022; Cost $383,264)(e)(l)	8.00%	05/15/2027	EUR	500	397,842

Altice France S.A. (France)(l)	5.50%	01/15/2028		4,994	4,169,141

Altice France S.A. (France)(l)	5.50%	10/15/2029		4,322	3,471,171

CSC Holdings LLC(l)	6.50%	02/01/2029		2,900	2,646,250

Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030		5,103	4,268,688

					26,278,782

Chemicals & Plastics–0.21%
SK Invictus Intermediate II S.a.r.l. (Luxembourg) (l)	5.00%	10/30/2029		9,586	7,679,968

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Service–0.06%
eG Global Finance PLC (United Kingdom) (l)	6.75%	02/07/2025	$1,180	$1,076,113

WW International, Inc.(l)	4.50%	04/15/2029	1,838	1,063,448

				2,139,561

Health Care–0.06%
Global Medical Response, Inc. (l)	6.50%	10/01/2025	2,829	2,133,901

Industrial Equipment–0.07%
TK Elevator Holdco GmbH (Germany) (l)	7.63%	07/15/2028	3,052	2,537,997

Nonferrous Metals & Minerals–0.07%
SCIH Salt Holdings, Inc. (l)	4.88%	05/01/2028	2,676	2,393,120

Publishing–0.20%
McGraw-Hill Education, Inc. (l)	5.75%	08/01/2028	8,079	7,195,319

Radio & Television–0.04%
Diamond Sports Group LLC/Diamond Sports Finance Co. (l)	5.38%	08/15/2026	2,398	392,754

Univision Communications, Inc.(l)	7.38%	06/30/2030	1,135	1,134,166

				1,526,920

Surface Transport–0.07%
First Student Bidco, Inc./First Transit Parent, Inc. (l)	4.00%	07/31/2029	2,850	2,371,000

Telecommunications–0.27%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (l)	6.75%	10/01/2026	5,683	5,379,726

Windstream Escrow LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028	4,919	4,310,151

				9,689,877

Utilities–0.16%
Calpine Corp. (l)	4.50%	02/15/2028	6,515	5,966,913

Total U.S. Dollar Denominated Bonds & Notes (Cost $109,695,770)				98,272,631

			Shares

Common Stocks & Other Equity Interests–1.65%(n)

Aerospace & Defense–0.04%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(e)			134	1,429,385

Automotive–0.00%
Dayco Products LLC(d)			3,261	7,337

Dayco Products LLC(d)			3,266	7,349

ThermaSys Corp.(d)			1,949,645	58,489

				73,175

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(d)			7,135	0

Lake at Las Vegas Joint Venture LLC, Class A(d)			518	0

Lake at Las Vegas Joint Venture LLC, Class B(d)			4	0

				0

Business Equipment & Services–0.30%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $4,932,126)(e)			15,070	5,086

My Alarm Center LLC, Class A(d)(o)			68,686	10,955,387

				10,960,473

Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $146,927)(e)			36,078	360,780

Electronics & Electrical–0.00%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $939,407)(d)(e)			56,084	14,302

Health Care–0.00%
Envigo RMS Holding Corp.(d)			3,637	20,869

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

	Shares	Value
Industrial Equipment–0.00%
North American Lifting Holdings, Inc.	7,347	$59,694

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(d)(e)(i)	518,633	31,254

Lodging & Casinos–0.08%
Bally’s Corp.(p)	74,467	1,861,675

Caesars Entertainment, Inc.(p)	19,983	1,015,336

		2,877,011

Oil & Gas–1.08%
Aquadrill LLC (Acquired 05/27/2021; Cost $4,537,718)(e)	146,378	6,038,093

HGIM Corp.(d)	21,114	475,065

HGIM Corp., Wts., expiring 07/02/2043(d)	13,389	301,253

McDermott International Ltd.(p)	629,763	283,393

McDermott International Ltd.(d)	1,901,942	813,080

NexTier Oilfield Solutions, Inc.(p)	77,159	786,250

QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $8,340,808)(d)(e)	131,162	26,165,507

QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $411,759)(d)(e)	45,751	1,528,084

QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $528,684)(d)(e)	88,114	887,308

Samson Investment Co., Class A(d)	261,209	163,256

Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $1,477,667)(d)(e)	145,102	1,088

Transocean Ltd.(p)	428,980	1,823,165

		39,265,542

Radio & Television–0.07%
iHeartMedia, Inc., Class A(p)	306,089	2,460,955

iHeartMedia, Inc., Class B(d)	29	236

		2,461,191

Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc.	692	276,800

Toys ’R’ Us-Delaware, Inc.(d)	11	27,642

Vivarte S.A.S.(d)	233,415	107,951

		412,393

Surface Transport–0.05%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(e)	14,574	568,386

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-08/12/2022; Cost $0)(e)(o)	570,060	267,216

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(e)	481,190	300,743

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)	15,321	597,519

		1,733,864

Telecommunications–0.00%
Consolidated Communications Holdings, Inc.(p)	32,797	151,522

Utilities–0.01%
Vistra Corp.	7,607	185,079

Vistra Operations Co. LLC, Rts., expiring 12/31/2046	7,607	9,383

		194,462

Total Common Stocks & Other Equity Interests (Cost $67,384,682)		60,045,917

Preferred Stocks–0.32%(n)

Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)	415,320	12,460

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

			Shares	Value
Containers & Glass Products–0.05%
Libbey Glass, Inc., Pfd.(d)			15,357	$1,781,442

Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(d)(e)			80,284	80,284

Riverbed Technology, Inc., Pfd.(d)			24,314	24,314

				104,598

Oil & Gas–0.03%
McDermott International Ltd., Pfd.(d)			1,631,894	1,060,731

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(d)(e)			577,315	31,752

				1,092,483

Surface Transport–0.24%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $2,706,476)(e)			54,230	1,396,423

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $2,844,917)(e)			57,006	1,467,904

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)			68,517	3,425,850

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)			48,119	2,405,950

				8,696,127

Total Preferred Stocks (Cost $11,519,456)				11,687,110

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

Asset-Backed Securities–0.02%

Structured Products–0.02%
Bain Capital Credit CLO Ltd., Series 2022-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 7.84%) (l)(m)
(Cost $990,362)	11.88%	04/22/2035	$1,000	889,999

Municipal Obligations–0.31%

Arizona–0.31%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $12,017,234) (Cost $12,017,234)(e)(l)	9.00%	01/01/2028	13,209	11,068,240

			Shares

Money Market Funds–2.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(o)(q)			26,564,951	26,564,951

Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(o)(q)			18,538,465	18,544,026

Invesco Treasury Portfolio, Institutional Class, 3.76%(o)(q)			30,359,944	30,359,944

Total Money Market Funds (Cost $75,467,070)				75,468,921

TOTAL INVESTMENTS IN SECURITIES–100.46% (Cost $3,951,650,514)				3,645,800,582

OTHER ASSETS LESS LIABILITIES–(0.46)%				(16,711,380)

NET ASSETS–100.00%				$3,629,089,202

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at November 30, 2022 was $306,121,152, which represented 8.44% of the Fund’s Net Assets.
(f)	This variable rate interest will settle after November 30, 2022, at which time the interest rate will be determined.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Acquired as part of a bankruptcy restructuring.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $17,278,367, which represented less than 1% of the Fund’s Net Assets.

(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $223,155,177, which represented 6.15% of the Fund’s Net Assets.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(n)	Securities acquired through the restructuring of senior loans.
(o)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	August 31, 2022	at Cost	from Sales	(Depreciation)	Gain	November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 53,493,965	$ 86,896,548	$(113,825,562)	$-	$-	$26,564,951	$371,051
Invesco Liquid Assets Portfolio, Institutional Class	37,775,430	62,068,962	(81,303,972)	(5,969)	9,575	18,544,026	195,408
Invesco Treasury Portfolio, Institutional Class	61,135,961	99,310,340	(130,086,357)	-	-	30,359,944	311,253
Investments in Other Affiliates:
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	240,494	-	-	26,722	-	267,216	-
My Alarm Center LLC, Class A	10,955,387	-	-	-	-	10,955,387	-
Total	$163,601,237	$248,275,850	$(325,215,891)	$20,753	$9,575	$86,691,524	$877,712

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

12/30/2022	Bank of America, N.A.	USD	2,985,365	EUR	3,000,000	$144,100

12/30/2022	Barclays Bank PLC	USD	96,593,222	EUR	92,926,617	343,660

12/30/2022	Barclays Bank PLC	USD	21,338,590	GBP	17,740,615	66,586

12/30/2022	Barclays Bank PLC	USD	6,715,678	SEK	70,650,108	26,332

01/31/2023	Citibank N.A.	GBP	17,528,475	USD	21,191,397	23,414

01/31/2023	Goldman Sachs & Co.	USD	56,557	SEK	595,254	363

01/31/2023	J.P. Morgan Chase Bank, N.A.	USD	973,731	GBP	813,468	8,641

12/30/2022	Morgan Stanley and Co. International PLC	USD	33,580	GBP	28,243	497

12/30/2022	State Street Bank & Trust Co.	USD	96,327,731	EUR	92,926,617	609,151

12/30/2022	State Street Bank & Trust Co.	USD	1,781,372	GBP	1,493,325	20,419

12/30/2022	Toronto Dominion Bank	USD	94,862,542	EUR	91,539,652	627,522

01/31/2023	Toronto Dominion Bank	GBP	17,528,372	USD	21,176,758	8,898

Subtotal–Appreciation						1,879,583

Currency Risk

12/30/2022	Barclays Bank PLC	EUR	82,189,032	USD	81,525,355	(4,210,560)

12/30/2022	Barclays Bank PLC	GBP	17,417,698	USD	19,699,769	(1,315,785)

01/31/2023	Barclays Bank PLC	EUR	92,926,617	USD	96,872,931	(288,219)

01/31/2023	Barclays Bank PLC	GBP	17,528,475	USD	21,108,803	(59,180)

01/31/2023	Barclays Bank PLC	SEK	70,707,909	USD	6,743,330	(17,971)

12/30/2022	BNP Paribas S.A.	EUR	83,434,320	USD	82,737,602	(4,297,342)

12/30/2022	Canadian Imperial Bank of Commerce	EUR	3,251,889	USD	3,372,014	(20,211)

12/30/2022	Canadian Imperial Bank of Commerce	GBP	1,018,112	USD	1,195,531	(32,886)

01/31/2023	Canadian Imperial Bank of Commerce	EUR	617,770	USD	643,099	(2,822)

12/30/2022	Citibank N.A.	USD	21,422,450	GBP	17,740,615	(17,274)

12/30/2022	J.P. Morgan Chase Bank, N.A.	EUR	3,299,196	USD	3,281,626	(159,947)

12/30/2022	Morgan Stanley and Co. International PLC	EUR	17,797,667	USD	18,002,245	(563,484)

12/30/2022	Morgan Stanley and Co. International PLC	GBP	17,681,602	USD	19,943,765	(1,390,207)

12/30/2022	Morgan Stanley and Co. International PLC	SEK	722,013	USD	67,530	(1,370)

12/30/2022	Royal Bank of Canada	SEK	69,928,095	USD	6,265,425	(407,685)

12/30/2022	State Street Bank & Trust Co.	EUR	6,986,462	USD	7,158,936	(129,029)

12/30/2022	State Street Bank & Trust Co.	GBP	573,966	USD	658,612	(33,915)

01/31/2023	State Street Bank & Trust Co.	EUR	92,926,617	USD	96,606,511	(554,639)

12/30/2022	Toronto Dominion Bank	EUR	83,434,320	USD	82,790,374	(4,244,570)

12/30/2022	Toronto Dominion Bank	GBP	17,681,602	USD	19,992,853	(1,341,119)

12/30/2022	Toronto Dominion Bank	USD	20,960,232	GBP	17,370,181	(2,010)

01/31/2023	Toronto Dominion Bank	EUR	91,539,652	USD	95,137,161	(573,823)

Subtotal–Depreciation						(19,664,048)

Total Forward Foreign Currency Contracts						$(17,784,465)

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

SEK –Swedish Krona

USD –U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,991,224,765	$279,562,415	$3,270,787,180

Non-U.S. Dollar Denominated Bonds & Notes	–	117,580,584	–	117,580,584

U.S. Dollar Denominated Bonds & Notes	–	97,244,227	1,028,404	98,272,631

Common Stocks & Other Equity Interests	8,567,375	8,483,700	42,994,842	60,045,917

Preferred Stocks	–	8,696,127	2,990,983	11,687,110

Municipal Obligations	–	11,068,240	–	11,068,240

Asset-Backed Securities	–	889,999	–	889,999

Money Market Funds	75,468,921	–	–	75,468,921

Total Investments in Securities	84,036,296	3,235,187,642	326,576,644	3,645,800,582

Other Investments - Assets*

Investments Matured	–	–	732,482	732,482

Forward Foreign Currency Contracts	–	1,879,583	–	1,879,583

	–	1,879,583	732,482	2,612,065

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(19,664,048)	–	(19,664,048)

Total Other Investments	–	(17,784,465)	732,482	(17,051,983)

Total Investments	$84,036,296	$3,217,403,177	$327,309,126	$3,628,748,599

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

    A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2022:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	08/31/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	11/30/22
Variable Rate Senior Loan Interests	$345,876,044	$21,386,538	$(22,022,362)	$345,745	$(2,355,708)	$(4,002,029)	$80,468,968	$(140,134,781)	$279,562,415
Common Stocks & Other Equity Interests	15,214,065	–	–	–	–	11,754,976	16,896,262	(870,461)	42,994,842
Preferred Stocks	1,116,489	–	–	–	–	(575,832)	2,450,326	–	2,990,983
U.S. Dollar Denominated Bonds & Notes	1,056,220	–	–	–	–	(27,816)	–	–	1,028,404
Investments Matured	100,448	–	(4,803,627)	64,152	–	(22,120)	5,393,629	–	732,482
Total	$363,363,266	$21,386,538	$(26,825,989)	$409,897	$(2,355,708)	$7,127,179	$105,209,185	$(141,005,242)	$327,309,126

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

                             Invesco Floating Rate ESG Fund